Capital Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Management
Capital	€ 4,440	€ 4,427
Cash and cash equivalents	17,888	135,509	€ 92,300	€ 5,855
Increase in term accounts	77,000	0
Consolidated Entity [Member]
Capital Management
Capital	4,400	4,400
Cash and cash equivalents	€ 17,900	€ 135,500